Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents

	December 31, 2025	December 31, 2024
	$	$
Cash	6,587	11,460
Cash equivalents	54,547	74,083
	61,134	85,543